Defined benefit pension schemes - Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Defined benefit pension schemes
Total value of assets	£ 8,917	£ 9,006
Investment (as a percent)	100.00%	100.00%
Bonds investment graded (as a percent)	89.00%	93.00%
Value of scheme assets derived from quoted prices in active market (as a percent)	96.00%	98.00%
Shares in Prudential plc included in scheme assets	£ 0	£ 0
Property occupied by the Prudential Group included in plan assets	0	0
IAS 19 basis plan assets	8,766	8,872
Pension plans | UK equities
Defined benefit pension schemes
Equities	£ 76	£ 103
Investment (as a percent)	1.00%	1.00%
Pension plans | Overseas equities
Defined benefit pension schemes
Equities	£ 498	£ 661
Investment (as a percent)	6.00%	7.00%
Pension plans | Government bonds
Defined benefit pension schemes
Bonds	£ 5,695	£ 5,961
Investment (as a percent)	63.00%	66.00%
Pension plans | Corporate bonds
Defined benefit pension schemes
Bonds	£ 1,739	£ 1,365
Investment (as a percent)	20.00%	15.00%
Pension plans | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities	£ 164	£ 150
Investment (as a percent)	2.00%	2.00%
Pension plans | Derivatives
Defined benefit pension schemes
Derivatives	£ 182	£ 250
Investment (as a percent)	2.00%	3.00%
Pension plans | Investment properties
Defined benefit pension schemes
Properties	£ 270	£ 180
Investment (as a percent)	3.00%	2.00%
Pension plans | Other assets
Defined benefit pension schemes
Other assets	£ 293	£ 336
Investment (as a percent)	3.00%	4.00%
PSPS
Defined benefit pension schemes
Total value of assets	£ 7,474	£ 7,627
PSPS | UK equities
Defined benefit pension schemes
Equities	9	18
PSPS | Overseas equities
Defined benefit pension schemes
Equities	226	293
PSPS | Government bonds
Defined benefit pension schemes
Bonds	5,040	5,411
PSPS | Corporate bonds
Defined benefit pension schemes
Bonds	1,491	1,169
PSPS | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities	164	144
PSPS | Derivatives
Defined benefit pension schemes
Derivatives	188	252
PSPS | Investment properties
Defined benefit pension schemes
Properties	140	71
PSPS | Other assets
Defined benefit pension schemes
Other assets	216	269
Other schemes
Defined benefit pension schemes
Total value of assets	1,443	1,379
Other schemes | UK equities
Defined benefit pension schemes
Equities	67	85
Other schemes | Overseas equities
Defined benefit pension schemes
Equities	272	368
Other schemes | Government bonds
Defined benefit pension schemes
Bonds	655	550
Other schemes | Corporate bonds
Defined benefit pension schemes
Bonds	248	196
Other schemes | Asset-backed securities
Defined benefit pension schemes
Asset-backed securities		6
Other schemes | Derivatives
Defined benefit pension schemes
Derivatives	(6)	(2)
Other schemes | Investment properties
Defined benefit pension schemes
Properties	130	109
Other schemes | Other assets
Defined benefit pension schemes
Other assets	£ 77	£ 67